Share-based compensation - Summary of Share-Based Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 3.4	$ 4.6
RSU grants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	2.0	4.5
DSU Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1.2	$ 0.1
PSU grants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	0.1
Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 0.1